Note 8	3 Months Ended
Jan. 31, 2012
Cash and Cash Equivalents Disclosure [Text Block]
8.  Cash and cash equivalents include cash deposited in checking accounts, overnight repurchase agreements, certificates of deposit, Treasury Bills and government money market funds with maturities of 90 days or less when purchased.  Our cash balances are held at a few financial institutions and may, at times, exceed insurable amounts.  We believe we help to mitigate this risk by depositing our cash in major financial institutions.  At January 31, 2012, we had no cash equivalents as the full balance of cash and cash equivalents was held as cash.